Convertible Preferred Stock And Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2021	Mar. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2021	Mar. 31, 2021	Apr. 30, 2020	Aug. 31, 2019	Mar. 31, 2019
Temporary Equity And Permanent Equity [Line Items]
Temporary equity shares authorized			24,816		24,816		21,698	16,346
Temporary equity shares issued			24,816		24,816		21,458	15,181
Temporary equity, shares outstanding			24,816		24,816		21,458	15,181
Temporary equity par or stated value per share			$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Proceeds from redeemable convertible preferred stock					$ 34,793		$ 57,439	$ 22,166
Allocated share based compensation expense			$ 628	$ 737	$ 855	$ 902
Common stock shares authorized			33,700		33,700		28,781	20,964
Common stock par or stated value per share			$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Common stock shares issued			2,627		2,627		2,124	996
Common stock shares outstanding			2,627		2,627		2,124	996
Sales and marketing expenses			$ 2,392	1,183	$ 4,146	2,720	$ 5,429	$ 3,261
Warrants Issued In Connection With Credit Facility [Member] | Warrants Issued In Connection With Common Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Class of warrants number of shares covered by the warrants or rights													33
Shares issued price per share			$ 2.30		$ 2.30		$ 2.30
Tranche One [Member] | Performance Based Warrants [Member] | Fully Paid And Non Assessable Shares Of The Companies Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Debt instrument value issuable upon warrant exercise													$ 2,500
Class of warrants number of shares covered by the warrants or rights							503						503
Shares issued price per share							$ 0.01						$ 0.01
Sales and marketing expenses				36		182	$ 342	$ 648
Tranche Two [Member] | Performance Based Warrants [Member] | Fully Paid And Non Assessable Shares Of The Companies Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Class of warrants number of shares covered by the warrants or rights									384		384
Shares issued price per share			$ 0.01		$ 0.01		$ 0.01
Sales and marketing expenses			$ 149		$ 359		$ 139
Tranche Two [Member] | Warrants Issued In Connection With Credit Facility [Member] | Warrants Issued In Connection With Common Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Class of warrants number of shares covered by the warrants or rights												33
Warrant [Member]
Temporary Equity And Permanent Equity [Line Items]
Common stock shares issued										503
Amount of expense related to warrants			0		0
Class of Warrant or Right,Expiration Period	2031-02
Contra revenue			$ 18		$ 40	0
Chief Executive Officer [Member]
Temporary Equity And Permanent Equity [Line Items]
Common stock shares fully vested and outstanding							996	672
Common stock shares outstanding			996		996		996	996
Series Seed Preferred Shares Agreement [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity shares subscribed but unissued							5,000
Capitalization value							$ 10,000
Number of days granted for excercising the option							45 days
Date of expiry of option							Jul. 01, 2018
Percentage of common stock shares outstanding eligible for issue pursuant to share based compensation							10.00%
Redeemable convertible preferred stock discount							35.00%
Stock Restriction Agreement [Member]
Temporary Equity And Permanent Equity [Line Items]
Member interests exchanged for common stock shares		1,800
Members interest exchanged for redeemable convertible preferred stock		4,252
Stock Restriction Agreement [Member] | Chief Executive Officer [Member]
Temporary Equity And Permanent Equity [Line Items]
Common stock shares subject to restriction		1,080
Share based compensation arrangement vesting period		30 months
Allocated share based compensation expense				$ 108		$ 216	$ 324	$ 432
Share based payment arrangement non vested award other than options unrecognized compensation			$ 0		$ 0		$ 0	$ 324
Two Thousand And Eighteen Stock Plan [Member]
Temporary Equity And Permanent Equity [Line Items]
Common stock shares surrendered by the investors							804	1,045
Redeemable convertible preferred stock shares surrendered by the investors							1,045	804
Share based compensation arrangement vesting period					4 years		4 years
Allocated share based compensation expense							$ 728	$ 1,181
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity stock shares issued during the period shares								3,576
Gross proceeds from the issuance of redeemable convertible preferred stock								$ 22,250
Payment of stock issuance costs								$ 84
Number of directors entitled to be elected by the holders of redeemable preferred shares							1
Series B Redeemable Convertible Preferred Stock [Member] | Convertible Subordinated Debt [Member]
Temporary Equity And Permanent Equity [Line Items]
Debt instrument converted number of shares issued								508
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity stock shares issued during the period shares					3,358		5,516
Gross proceeds from the issuance of redeemable convertible preferred stock					$ 35,000		$ 57,500
Payment of stock issuance costs					$ 207		$ 61
Number of directors entitled to be elected by the holders of redeemable preferred shares							1
Series C One Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Debt instrument converted number of shares issued							761
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Number of directors entitled to be elected by the holders of redeemable preferred shares							1